Share-Based Compensation - Schedule of Activity of the Service-Based RSUs (Details) - RSUs [Member] - $ / shares	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, Unvested beginning balance	50,000
Weighted average grant-date fair value, Unvested beginning balance
Number of restricted shares, Granted
Weighted average grant-date fair value, Granted
Number of restricted shares, Vested	(50,000)
Weighted average grant-date fair value, Vested
Number of restricted shares, Forfeited
Weighted average grant-date fair value, Forfeited
Number of restricted shares, Unvested ending balance
Weighted average grant-date fair value, Unvested ending balance